Derivative Instruments (Schedule Of Net Unrealized Appreciation (Depreciation) On Futures And Forward Currency Contracts By Settlement Currency Type) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	$ (3,030,271)	$ 5,065,066
Percent of Total	100.00%	100.00%
Australian dollar
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	$ (231,212)	$ 155,137
Percent of Total	7.63%	3.06%
British pound
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	$ 883,289	$ 494,366
Percent of Total	(29.15%)	9.76%
Canadian dollar
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	$ 41,534	$ 27,194
Percent of Total	(1.37%)	0.54%
Euro
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	$ (3,250,736)	$ 2,612,792
Percent of Total	107.28%	51.58%
Hong Kong dollar
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	$ 54,865	$ 38,547
Percent of Total	(1.81%)	0.76%
Japanese yen
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	$ 539,509	$ 476,214
Percent of Total	(17.80%)	9.40%
Korean won
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	$ 161,165	$ 243,382
Percent of Total	(5.32%)	4.81%
Norwegian krone
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	$ (186,465)	$ (89,811)
Percent of Total	6.15%	(1.77%)
Polish zloty
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	$ 52,304	$ (42,931)
Percent of Total	(1.73%)	(0.85%)
Singapore dollar
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	$ 8,342	$ (4,223)
Percent of Total	(0.28%)	(0.08%)
South African rand
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	$ 15,268	$ 15,831
Percent of Total	(0.50%)	0.31%
Swedish krona
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	$ (168,244)	$ (117,247)
Percent of Total	5.55%	(2.31%)
Turkish lira
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	$ (190,548)	$ (36,868)
Percent of Total	6.29%	(0.73%)
U.S. dollar
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	$ (759,342)	$ 1,292,683
Percent of Total	25.06%	25.52%